Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses
Accrued Expenses

Note 11. Accrued Expenses

The Company’s accrued expenses consist of the following:

	December 31,	December 31,
	2023	2022
Construction in progress	$23,451	$16,621
Power related costs and remittances	11,114	32,632
Compensation	14,888	8,582
Insurance	7,490	3,660
Other	5,685	3,969
Total accrued expenses	$62,628	$65,464